Recent developments (Details) - USD ($) $ / shares in Units, $ in Millions	Sep. 30, 2025	Aug. 28, 2025	Apr. 25, 2025	Mar. 28, 2025
Avaldi S.A.
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	80.00%
Profertil S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.00%
Consideration paid (received)	$ 600
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 96
Tether Investments SA | Adecoagro S.A.
Disclosure of detailed information about business combination [line items]
Purchase offer, maximum number of shares acquired (in shares)				49,596,510
Purchase offer, price per share (in US dollar per share)				$ 12.41
Purchase offer, ownership percentage after transaction				70.00%
Tether Investments SA | Adecoagro S.A.
Disclosure of detailed information about business combination [line items]
Number of common shares held in subsidiary (in shares)		74,751,482
Proportion of ownership interest in subsidiary		74.70%
YPF S.A. | Profertil S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.00%
Right of refusal, business combination, term	90 days
Asociación de Cooperativas Argentinas (ACA) | Avaldi S.A.
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in associate	20.00%
Asociación de Cooperativas Argentinas (ACA) | Profertil S.A.
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 24
Avaldi S.A. | Profertil S.A.
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 120
Minimum | Tether Investments SA | Adecoagro S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			70.00%